Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Schedule of Company's Financial Instruments

	March 31, 2012		December 31, 2011
	Fair Value	Carrying Value	Fair Value	Carrying Value
(Dollars in millions)
Financial assets:
Cash and cash equivalents, including restricted cash	$42.6	$42.6	$54.1	$54.1
Investments and other assets (a)	1.3	1.3	1.3	1.3
Financial liabilities:
Long-term debt (including current portion)	$340.3	$314.3	$324.4	$302.1

(a)	Excludes equity method investments.

	December 31, 2011		December 31, 2010
	Fair Value	Carrying Value	Fair Value	Carrying Value
(Dollars in millions)
Financial assets:
Cash and cash equivalents	$54.1	$54.1	$35.3	$35.3
Investments and other assets (a)	1.3	1.3	1.3	1.3
Financial liabilities:
Long-term debt (including current portion)	$324.4	$302.1	$324.5	$296.4

(a)	Excludes equity method investments.